Segment Reporting (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Segment Reporting

16. Segment Reporting

The Company defines operating segments to be components of the Company for which discrete financial information is evaluated regularly by the Company’s executive management committee as chief operating decision maker (CODM). For purposes of allocating resources and evaluating financial performance, the Company’s CODM reviews financial information by the product types of personal loans, and education and patient finance loans. These product types are aggregated and viewed as one operating segment, and therefore, one reportable segment because the small business, auto, and education and patient finance operating segments are immaterial both individually and in the aggregate.

Substantially all of the Company’s revenue is generated in the United States. No individual borrower or investor accounted for 10% or more of consolidated net revenue for any of the periods presented.

18. Segment Reporting

The Company defines operating segments to be components of the Company for which discrete financial information is evaluated regularly by the Company’s chief operating decision maker (CODM). For purposes of allocating resources and evaluating financial performance, the Company’s CODM reviews financial information by the product types of personal loans, education and patient finance loans. These product types are aggregated and viewed as one operating segment, and therefore, one reportable segment due to their similar economic characteristics, product economics, production process, and regulatory environment.

Substantially all of the Company’s revenue is generated in the United States. No individual borrower or investor accounted for 10% or more of consolidated net revenue for any of the periods presented.